Debt and Capital Lease Obligations (VTR Credit Facility) (Details)	12 Months Ended
Dec. 31, 2014
VTR Dollar Credit Facility [Member]
Debt Instrument [Line Items]
Fee on unused portion of credit facility	1.10%
VTR Dollar Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
VTR CLP Credit Facility [Member]
Debt Instrument [Line Items]
Fee on unused portion of credit facility	1.34%
VTR CLP Credit Facility [Member] | Interbank Offered Rate (CLP) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.35%